Accounts Receivable, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Accounts Receivable [Abstract]
Bad debt expense	$ 1,827,265	$ 0	$ 2,226,090	$ 0		$ 272,235